BANK FINANCIAL ASSETS AND LIABILITIES - Information of credit quality of loans (Details) ₽ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 SCR (SRe)
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 416,548	₽ 362,144
Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 216,300	175,476	SRe 9
Provision for ECL to gross loans	14.00%
Loans to individuals | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 250,114	193,452
Loans to individuals | Accumulated Depreciation
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(33,814)	(17,976)
Loans to individuals | Collectively assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 215,880	₽ 175,013
Provision for ECL to gross loans	14.00%	9.00%	9.00%
Loans to individuals | Collectively assessed | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 203,543	₽ 169,125
Provision for ECL to gross loans	5.00%	4.00%	4.00%
Loans to individuals | Collectively assessed | 1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 4,485	₽ 2,899
Provision for ECL to gross loans	28.00%	27.00%	27.00%
Loans to individuals | Collectively assessed | 31 to 60 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 1,684	₽ 767
Provision for ECL to gross loans	53.00%	62.00%	62.00%
Loans to individuals | Collectively assessed | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 1,107	₽ 491
Provision for ECL to gross loans	64.00%	69.00%	69.00%
Loans to individuals | Collectively assessed | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 1,799	₽ 749
Provision for ECL to gross loans	73.00%	77.00%	77.00%
Loans to individuals | Collectively assessed | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 3,262	₽ 982
Provision for ECL to gross loans	81.00%	85.00%	85.00%
Loans to individuals | Collectively assessed | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 249,646	₽ 192,891
Loans to individuals | Collectively assessed | Gross Book Value | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	213,465	175,422
Loans to individuals | Collectively assessed | Gross Book Value | 1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	6,203	3,989
Loans to individuals | Collectively assessed | Gross Book Value | 31 to 60 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	3,588	2,007
Loans to individuals | Collectively assessed | Gross Book Value | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	3,037	1,584
Loans to individuals | Collectively assessed | Gross Book Value | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	6,578	3,248
Loans to individuals | Collectively assessed | Gross Book Value | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	16,775	6,641
Loans to individuals | Collectively assessed | Accumulated Depreciation
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(33,766)	(17,878)
Loans to individuals | Collectively assessed | Accumulated Depreciation | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(9,922)	(6,297)
Loans to individuals | Collectively assessed | Accumulated Depreciation | 1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(1,718)	(1,090)
Loans to individuals | Collectively assessed | Accumulated Depreciation | 31 to 60 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(1,904)	(1,240)
Loans to individuals | Collectively assessed | Accumulated Depreciation | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(1,930)	(1,093)
Loans to individuals | Collectively assessed | Accumulated Depreciation | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(4,779)	(2,499)
Loans to individuals | Collectively assessed | Accumulated Depreciation | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(13,513)	(5,659)
Loans to individuals | Individually assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 420	₽ 463
Provision for ECL to gross loans	10.00%	17.00%	17.00%
Loans to individuals | Individually assessed | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 290	₽ 342
Provision for ECL to gross loans	6.00%	6.00%	6.00%
Loans to individuals | Individually assessed | 1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Provision for ECL to gross loans	0.00%	0.00%	0.00%
Loans to individuals | Individually assessed | 31 to 60 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 3	₽ 8
Provision for ECL to gross loans	0.00%	0.00%	0.00%
Loans to individuals | Individually assessed | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans		₽ 2
Provision for ECL to gross loans	0.00%	33.00%	33.00%
Loans to individuals | Individually assessed | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 18	₽ 4
Provision for ECL to gross loans	0.00%	20.00%	20.00%
Loans to individuals | Individually assessed | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 109	₽ 107
Provision for ECL to gross loans	22.00%	41.00%	41.00%
Loans to individuals | Individually assessed | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 468	₽ 561
Loans to individuals | Individually assessed | Gross Book Value | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	308	364
Loans to individuals | Individually assessed | Gross Book Value | 31 to 60 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	3	8
Loans to individuals | Individually assessed | Gross Book Value | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans		3
Loans to individuals | Individually assessed | Gross Book Value | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	18	5
Loans to individuals | Individually assessed | Gross Book Value | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	139	181
Loans to individuals | Individually assessed | Accumulated Depreciation
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(48)	(98)
Loans to individuals | Individually assessed | Accumulated Depreciation | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(18)	(22)
Loans to individuals | Individually assessed | Accumulated Depreciation | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans		(1)
Loans to individuals | Individually assessed | Accumulated Depreciation | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans		(1)
Loans to individuals | Individually assessed | Accumulated Depreciation | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(30)	(74)
Medium-sized enterprises and small businesses | Collectively assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 947	1,267	SRe 26
Provision for ECL to gross loans	35.00%
Medium-sized enterprises and small businesses | Collectively assessed | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 750	1,057	2
Provision for ECL to gross loans	1.00%
Medium-sized enterprises and small businesses | Collectively assessed | 1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 16	11	42
Provision for ECL to gross loans	18.00%
Medium-sized enterprises and small businesses | Collectively assessed | 31 to 60 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 1	1	93
Provision for ECL to gross loans	91.00%
Medium-sized enterprises and small businesses | Collectively assessed | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 1	1	91
Provision for ECL to gross loans	82.00%
Medium-sized enterprises and small businesses | Collectively assessed | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 4	3	79
Provision for ECL to gross loans	87.00%
Medium-sized enterprises and small businesses | Collectively assessed | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 175	194	SRe 66
Provision for ECL to gross loans	72.00%
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ 1,454	1,706
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	760	1,079
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | 1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	20	19
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | 31 to 60 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	17	15
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	7	11
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	29	14
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	621	568
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(507)	(439)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | Not past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(10)	(22)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | 1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(4)	(8)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | 31 to 60 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(16)	(14)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | 60 to 90 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(6)	(10)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | 91 to 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	(25)	(11)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | over 180 days
BANK FINANCIAL ASSETS AND LIABILITIES
Net loans	₽ (446)	₽ (374)